Investment in Aqualung	3 Months Ended
Sep. 30, 2024
Investment in Aqualung
Investment in Aqualung
5.
Investment in Aqualung

On May 5, 2022, the Company purchased 179,175 common shares of Aqualung Carbon Capture AS ("Aqualung") for $2.5 million (Norwegian Krone ("NOK") 23.3 million), representing an approximate 4.55% ownership in Aqualung. Aqualung is engaged in the development of carbon capture technology and is based in Norway with operations in the U.S.

During the fiscal year 2023, Aqualung closed a private placement in which the Company did not participate. Subsequent to the private placement, the Company’s ownership of Aqualung changed from 4.55% to 4.4%.

The Company’s investment in Aqualung was valued at $2,521 and $2,500 as of September 30, 2024 and June 30, 2024, respectively.

As at September 30, 2024, NOK amounts were converted at a rate of NOK 1.00 to USD 0.094. A 10% increase or decrease in NOK relative to the US dollar would result in a change of approximately $249 and $252, respectively, for the three months ended September 30, 2024 and September 30, 2023, in the Company’s comprehensive loss for the year to date.